Cover	Oct. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2021
Entity File Number	000-20713
Entity Registrant Name	CASI PHARMACEUTICALS, INC.
Entity Central Index Key	0000895051
Entity Tax Identification Number	58-1959440
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9620 Medical Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	864-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false